Note 9 - Leases - Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 97,467	$ 90,129
Amortization of right-of-use assets	1,034	975
Interest on lease liabilities	29	16
Variable lease cost	21,728	24,008
Short term lease cost	4,323	4,024
Total lease expense	124,581	119,152
Sublease revenues	(6,904)	(6,214)
Total lease cost, net of sublease revenues	117,677	112,938
Right-of-use assets obtained in exchange for new operating lease obligations	99,669	111,578
Right-of-use assets obtained in exchange for new finance lease obligations	1,101	400
Operating cash flows from operating leases	(94,761)	(94,256)
Operating cash flows from finance leases	(29)	(16)
Financing cash flows from finance leases	$ (1,391)	$ 1,936
Operating leases (in years) (Year)	6 years 7 months 6 days
Finance leases (in years) (Year)	2 years 7 months 6 days
Operating leases	3.20%
Finance leases	2.00%